UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09749

Lifetime Achievement Fund, Inc.

15858 West Dodge Road

Suite 310

Omaha, NE 68118

(Address of principal executive offices)(zip code)

Manarin Investment Counsel, Ltd.

15858 West Dodge Road

Suite 310

Omaha, NE 68118

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 330-1166

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Lifetime Achievement Fund, Inc.

SCHEDULE OF INVESTMENTS
(Unaudited)
September 30, 2006

Name of Security	Shares	Value

Mutual Funds: 94.1%
Alger Capital Appreciation Portfolio - Class A*	902,985	$9,517,457
Alger Small Capitalization Portfolio - Class A*	1,034,068	6,069,977
BlackRock Health Science Opportunities Portfolio - Class A	202,485	5,209,951
Franklin Balance Sheet Investment Fund - Class A	102,725	6,873,300
Franklin Gold and Precious Metals Fund - Class A	170,586	4,957,238
Franklin Large Cap Value Fund - Class A†	487,424	7,886,526
Franklin MicroCap Value Fund - Class A†	289,393	11,677,014
Franklin Mutual Discovery Fund - Class A†	347,296	10,029,897
Franklin Small Cap Value Fund - Class A	261,719	11,350,745
John Hancock Classic Value Fund - Class A	458,675	12,508,055
OCM Gold Fund	195,795	3,338,306
Pioneer Mid-Cap Value Fund - Class A	383,680	9,323,430
Polaris Global Value Fund	400,720	7,245,012
Profunds UltraSmall-Cap ProFund - Investor Class	172,105	4,770,762
Templeton Growth Fund, Inc. - Class A†	402,304	10,379,452

Total Mutual Funds (Cost: $95,331,525)		121,137,122

Exchange Traded Funds: 1.5%
iShares Goldman Sachs Semiconductor Index	31,000	1,907,430

Total Exchange Traded Funds (Cost: $1,588,018)		1,907,430

Equity Securities: 10.2%
Financials: 2.3%
A.G. Edwards, Inc.	55,450	2,954,376

Information Technology: 0.5%
SoftBrands, Inc.*	371,575	620,530

Telecommunication Services: 7.4%
Level 3 Communications, Inc.*	1,776,510	9,504,329

Total Equity Securities (Cost: $19,573,908)		13,079,235

Lifetime Achievement Fund, Inc.

SCHEDULE OF INVESTMENTS (continued)
(Unaudited)
September 30, 2006

	Principal
Name of Security	Amount	Value

Short-Term Investments: 0.4%
UMB Bank, n.a., Money Market Fiduciary±	$560,755	$560,755

Total Short-Term Investments (Cost: $560,755)		560,755

Total Investments: 106.2%
(Cost: $117,054,206)		136,684,542

Liabilities, Less Other Assets: (6.2%)		(7,923,612)

Net Assets: 100.0%		$128,760,930

Footnotes:
* Non-income producing security.
† As of September 30, 2006, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securties in the pledged account totaled $31,432,678
as of September 30, 2006.
± The short-term investments earn interest at variable rates.
At September 30, 2006, the interest rate was 3.70%.

See notes to schedule of investments.

Investment Composition
(As a Percentage of Long-Term Investments)

Mutual Funds	89.0%
Exchange Traded Funds	1.4
Equities	9.6
100.0

Lifetime Achievement Fund, Inc.

Securities pledged as collateral
As of 09/30/06

Security	Quantity	Price as of 09/30/06	Market Value
Franklin Microcap Value	211,553.072	$40.35	$8,536,166.46
Franklin Large Cap Value	432,021.518	$16.18	$6,990,108.16
Franklin Mutual Discovery	222,626.684	$28.88	$6,429,458.63
Templeton Growth	367,323.444	$25.80	$9,476,944.86
			$31,432,678.11

The schedule of investments as of the date of this report has not been audited. For more information regarding Lifetime Achievement Fund, Inc. (the "Fund"), please see the most recent prospectus and annual report. These reports include additional information about security valuation policies, other significant accounting policies and certain security types the Fund may invest in.

Note 1.

At September 30, 2006, aggregate gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Aggregate Cost of Investments	$116,411,177

Gross Unrealized Appreciation	$30,448,076
Gross Unrealized Depreciation	(10,174,711)
Net Unrealized Appreciation
on Investments	$20,273,365

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Roland R. Manarin
Roland R. Manarin
Principal Executive Officer
Date: November 27, 2006

By:	/s/ Aron Huddleston
Aron D. Huddleston
Principal Financial Officer
Date: November 27, 2006